DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 90	$ 88	$ 181	$ 175
Direct hospitality expense	277	170	565	291
Hospitality
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	59	26	111	46
Cost of food, beverage, and retail goods sold	61	38	115	45
Maintenance and utilities	25	20	53	38
Depreciation and amortization	62	50	135	98
Marketing and advertising	5	6	14	12
Other	65	30	137	52
Direct hospitality expense	$ 277	$ 170	$ 565	$ 291